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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Marshfield Associates
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

21 Dupont Circle NW                 Washington, DC                        20036
--------------------------------------------------------------------------------
Business Address     (Street)            (City)           (State)          (Zip)

Christopher M. Niemczewski         (202) 828-6228   Managing Director
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
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  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Washington and State of DC on the 6th day of December, 1999.

                                      /s/ Christopher Niemczewski
                                  ----------------------------------------------
                                    (Name of Institutional Investment Manager)

                                      /s/ Christopher Niemczewski
                                  ----------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                               to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:  Name:                    13F File No.:
------------------------ -------------- ------------------------ --------------
1.                                      6.
------------------------ -------------- ------------------------ --------------
2.                                      7.
------------------------ -------------- ------------------------ --------------
3.                                      8.
------------------------ -------------- ------------------------ --------------
4.                                      9.
------------------------ -------------- ------------------------ --------------
5.                                      10.
------------------------ -------------- ------------------------ --------------


                                                                 SEC 1685 (5/91)

                              MARSHFIELD ASSOCIATES
                                    FORM 13F
                               September 30, 1999

                                                                                                             VOTING AUTHORITY
                                   TITLE                                                                --------------------------
                                    OF                 VALUE    SHARES/  SH/ PUT/ INVSTMT     OTHER
          NAME OF ISSUER           CLASS     CUSIP   (X$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED      NONE
  ------------------------------  -------- --------- --------  --------  --- ---- ------- ------------  ----------------   --------
A C Neilsen Corp                   COM     004833109     20854    919183 SH        Sole                  919183
AT & T Corp                        COM     001957109       219      5034 SH        Sole                    5034
Abbott Laboratories                COM     002824100      1028     28015 SH        Sole                   28015
Albertsons                         COM     013104104       195      4935 SH        Sole                    4935
American Express Company           COM     025816109     16523    122392 SH        Sole                  122392
American Home Products Corpora     COM     026609107      1698     40921 SH        Sole                   40921
American International Group       COM     026874107      1499     17238 SH        Sole                   17238
Ameritech Corporation              COM     030954101       671     10058 SH        Sole                   10058
Anheuser-Busch Companies, Inc.     COM     035229103       976     13930 SH        Sole                   13930
Avon Products, Inc.                COM     054303102      4441    178980 SH        Sole                  178980
BP Amoco Plc - ADR                 COM                     235      2116 SH        Sole                    2116
Bank One Corp                      COM     059438101       183      5254 SH        Sole                    5254
Bank of America Corp               COM     066050105       353      6340 SH        Sole                    6340
Bank of Boston Corporation         COM     060716107        94      2170 SH        Sole                    2170
Bell Atlantic Corporation          COM     077853109      1025     15228 SH        Sole                   15228
BellSouth Corporation              COM     079860102       208      4628 SH        Sole                    4628
Berkley W.R. Corp                  COM     084423102     10817    470302 SH        Sole                  470302
Berkshire Hathaway Class A         COM     084670108     17655       321 SH        Sole                     321
Berkshire Hathaway Class B         COM     084670207     19889     10716 SH        Sole                   10716
Bestfoods                          COM     126149103       783     16133 SH        Sole                   16133
Bristol Myers-Squibb               COM     110122108      2237     33140 SH        Sole                   33140
Burlington Northern Santa Fe C     COM     12189T104        30      1100 SH        Sole                    1100
C S X Corporation                  COM     126408103       252      5940 SH        Sole                    5940
CCC Information Services           COM     12487Q109     21794   1652590 SH        Sole                 1652590
Chase Manhattan Bank               COM     16161A108       279      3700 SH        Sole                    3700
Chevron Corporation                COM     166751107       296      3334 SH        Sole                    3334
Chubb Corp                         COM     171232101       200      4036 SH        Sole                    4036
Cisco Systems Inc                  COM     17275R102       224      3260 SH        Sole                    3260
Citigroup                          COM     132187105      9884    224628 SH        Sole                  224628
Coca-Cola Company                  COM     191216100      1361     28212 SH        Sole                   28212
Colgate-Palmolive Company          COM     194162103       485     10600 SH        Sole                   10600
Computer Associates Internatio     COM     204912109       291      4755 SH        Sole                    4755
Disney (Walt) Company              COM     254687106      9353    359717 SH        Sole                  359717
Dover Corp.                        COM     260003108     10252    250825 SH        Sole                  250825
Du Pont de Nemours & Company       COM     263534109       291      4802 SH        Sole                    4802
Eli Lilly                          COM     532457108       381      5932 SH        Sole                    5932
Emerson Electric Co.               COM     291011104       940     14878 SH        Sole                   14878
Enron Corporation                  COM     293561106       805     19600 SH        Sole                   19600
Estee Lauder                       COM     518439104       367      9400 SH        Sole                    9400
Exxon Corporation                  COM     302290101      1759     23139 SH        Sole                   23139
Family Dollar Stores Inc           COM     307000109       355     16800 SH        Sole                   16800
Federal Home Loan Mortgage Cor     COM     313400301     16162    310817 SH        Sole                  310817
Federal National Mortgage Asso     COM     313586109     10907    173989 SH        Sole                  173989
First Data Corp                    COM     303075105       209      3669 SH        Sole                    3669
Gannett Inc.                       COM     364730101     14444    208760 SH        Sole                  208760
General Electric Company           COM     369604103     22685    191337 SH        Sole                  191337
Georgia-Pacific Group              COM     373298108       450     11134 SH        Sole                   11134
Gillette Company, The              COM     375766102      1809     53293 SH        Sole                   53293
Great Lakes Chemical               COM     390568103      1736     45611 SH        Sole                   45611
H & R Block                        COM     093671105      2360     54333 SH        Sole                   54333
Heineken Holdings Cl A             COM                    1169     32248 SH        Sole                   32248
Heinz (H.J.) Company               COM     423074103      1383     32164 SH        Sole                   32164
Hewlett Packard                    COM     428236103       539      5935 SH        Sole                    5935
HomeFed Corp                       COM                     328    437287 SH        Sole                  437287
Intel Corp                         COM     458140100      2844     38277 SH        Sole                   38277
Intl Business Machines Corpora     COM     459200101       842      6960 SH        Sole                    6960
Johnson & Johnson                  COM     478160104     28171    306624 SH        Sole                  306624
Keycorp                            COM     493267108       203      7850 SH        Sole                    7850

                              MARSHFIELD ASSOCIATES
                                    FORM 13F
                               September 30, 1999

                                                                                                             VOTING AUTHORITY
                                   TITLE                                                                --------------------------
                                    OF                 VALUE    SHARES/  SH/ PUT/ INVSTMT     OTHER
          NAME OF ISSUER           CLASS     CUSIP   (X$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED      NONE
  ------------------------------  -------- --------- --------  --------  --- ---- ------- ------------  ----------------   --------
Leucadia National Corporation      COM     527288104     16541    787649 SH        Sole                  787649
Lindt & Sprungli                   COM                     248        98 SH        Sole                      98
Lucent Technologies                COM     549463107      1355     20880 SH        Sole                   20880
MCI Worldcom, Inc.                 COM     55268B106       389      5418 SH        Sole                    5418
Markel Corp                        COM     570535104      8716     47875 SH        Sole                   47875
Mattel, Inc                        COM     577081102     25009   1316284 SH        Sole                 1316284
Mc Donald's Corporation            COM     580135101     24581    568351 SH        Sole                  568351
Merck & Co., Inc.                  COM     589331107      4314     66566 SH        Sole                   66566
Microsoft Corporation              COM     594918104      3656     40373 SH        Sole                   40373
Minnesota Mining & Manufacturi     COM     604059105      2671     27808 SH        Sole                   27808
Mobil Corporation                  COM     607059102      1300     12906 SH        Sole                   12906
Monsanto Company                   COM     611662107        45      1250 SH        Sole                    1250
Morgan (J.P.) & Co. Inc            COM     616880100       577      5050 SH        Sole                    5050
Morgan Stanley Dean Witter & C     COM     24240V101     21103    236610 SH        Sole                  236610
Nestle ADR (Regular Shares)        COM     641069406       932      9920 SH        Sole                    9920
Nestle Ltd. (Registered)           COM                     432       230 SH        Sole                     230
Nike Inc Cl B                      COM     654106103     37049    651411 SH        Sole                  651411
Norfolk Southern Corporation       COM     655844108       230      9402 SH        Sole                    9402
PepsiCo, Inc.                      COM     713448108     19049    624547 SH        Sole                  624547
Pfizer Inc.                        COM     717081103      1372     38245 SH        Sole                   38245
Philip Morris Companies Inc.       COM     718154107       395     11566 SH        Sole                   11566
Procter & Gamble Company, The      COM     742718109      4194     44733 SH        Sole                   44733
Roper Industries Inc               COM     776696106     10851    283685 SH        Sole                  283685
SLM Holding Corp                   COM     863871505     14883    346125 SH        Sole                  346125
Sabre Holdings Corp Cl A           COM     785905100     33053    768677 SH        Sole                  768677
Schering-Plough Corp.              COM     806605101       749     17180 SH        Sole                   17180
Schlumberger Limited               COM     806857108       579      9290 SH        Sole                    9290
Servicemaster Ltd Partnership      COM     81760N109        54      3375 SH        Sole                    3375
Solectron Corp                     COM     834182107       481      6702 SH        Sole                    6702
St. Paul Companies                 COM     792860108      1997     72632 SH        Sole                   72632
State Street Corp                  COM     857477103       504      7800 SH        Sole                    7800
Student Loan Corp                  COM     863902102      4879    119175 SH        Sole                  119175
Terra Nova Bermuda Holdings LT     COM                    6396    200268 SH        Sole                  200268
Texaco Inc.                        COM     881694103       236      3737 SH        Sole                    3737
Tricon Global Restaurants          COM     895953107     45710   1116588 SH        Sole                 1116588
Wachovia Corp                      COM     929771103       659      8377 SH        Sole                    8377
Wal-Mart Stores, Inc.              COM     931142103       238      5008 SH        Sole                    5008
Warner-Lambert Company             COM     934488107       844     12720 SH        Sole                   12720
Washington Gas Light Company       COM     938837101       303     11154 SH        Sole                   11154
Wells Fargo & Company              COM     949740104     25301    638512 SH        Sole                  638512
White Mountains Insurance Grou     COM                   31184    229931 SH        Sole                  229931
Williams Companies, The            COM     969457100       414     11000 SH        Sole                   11000

REPORT SUMMARY                     101     DATA RECORDS 620898            0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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